Related Party Transactions	12 Months Ended
Dec. 31, 2014
Notes
Related Party Transactions

Note 6:  Related Party Transactions

In the normal course of business, there are various transactions between the Company and other related entities.  In certain circumstances, expenses such as those related to sales and marketing, administrative, operations, other support and infrastructure costs are shared between the companies.  Expenses incurred that are specifically identifiable with a particular company are borne by that company; other expenses are allocated among the companies on the basis of time and usage studies.  The Company reimbursed CMFG Life $5,641, $2,492 and $1,044 for these expenses in 2014, 2013 and 2012, respectively; which are included in operating and other expenses.

The Company hires MEMBERS Capital Advisors, Inc. (“MCA”) for investment advisory services.  MCA, which is 100% owned by CMIC, manages substantially all of the Company’s invested assets in accordance with policies, directives and guidelines established by the Company.  The Company recorded MCA investment management fees totaling $34, $113 and $105 for the years ended December 31, 2014, 2013 and 2012, respectively, which are included as a reduction to net investment income.

The Company utilizes CUNA Brokerage Services, Inc. (“CBSI”), which is 100% owned by CMIC, to distribute its single premium deferred annuity and recorded a commission expense for this service of $10,853 and $4,256 in 2014 and 2013, respectively, which are included in operating and other expenses. This expense is entirely offset by commission income the Company receives from CMFG Life as part of the 2013 reinsurance agreement.

Amounts receivable/payable from/to affiliates are shown in the following table:

	2014	2013

Receivable from:
CMFG Life	$ 2,765	$ 2,865

Total	$ 2,765	$ 2,865

Payable to:
CUNA Brokerage Services, Inc.	$ 1,290	$ 854
CMFG Life	-	6
MEMBERS Capital Advisors, Inc.	2	10

Total	$ 1,292	$ 870

Amounts receivable from CMFG Life at December 31, 2014 and 2013 are primarily for purchases of annuities when a CMFG Life policyholder has surrendered their policy for the purchase of a single premium deferred annuity and in 2014 receivables for the cession of death claims related to the Company’s single premium deferred annuity.

On November 30, 2012, the Company returned capital to CMIC of $18,000, which consisted of $296 in cash and $17,704 in fair value of debt securities, which resulted in a realized gain of $1,414.

See Note 7 regarding reinsurance and other agreements entered into by the Company and CMFG Life.